Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at December 31, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)		Average Forward	Expected Maturity 2013
	(thousands)	Hedge	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	195,000	1	2,044	5.94	32,848
British Pound	1,500	—	115	0.65	2,322
Euro	1,800	—	(7)	0.76	2,382

		1	2,152		37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due in 2013 and 2017. In addition, the cross currency swap due in 2017 economically hedges the interest rate exposure on the Norwegian Kroner Bonds due in 2017. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due in 2013 and 2017. As at December 31, 2012, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Fair Value /
Amount NOK	Amount USD	Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	Asset (Liability)	Remaining Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		9,890	0.9
600,000	101,400	NIBOR	5.75%				7.49%	3,545	4.1

								13,435

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its USD LIBOR denominated borrowings.

As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	900,000	(202,498)	11.5	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	507,458	(67,451)	6.9	4.0
U.S. Dollar-denominated interest rate swaps(2)(4)	LIBOR	98,500	(782)	0.9	1.1

		1,505,958	(270,731)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2012, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2012
Foreign currency contracts – cash flow hedges	—	1	—	—	—	—
Foreign currency contracts – not designated as hedges	—	2,159	—	—	(7)	—
Cross currency swap - not designated as hedges	284	10,238	2,913	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap - not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were recognized in (1) other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of (Loss) Income
Effective Portion $	Effective Portion $	Ineffective Portion $		Effective Portion $	Effective Portion $	Ineffective Portion $
713	—	—	Vessel operating expenses	319	833	(300)	Vessel operating expenses
	217	(440)	General and administrative expenses		1,512	(6)	General and administrative expenses

713	217	(440)		319	2,345	(306)

	Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion $	Effective Portion $	Ineffective Portion $
(3,154)	34	(2,819)	Vessel operating expenses
	(3,277)	(1,417)	General and administrative expenses

(3,154)	(3,243)	(4,236)

As at December 31, 2012, the Partnership’s accumulated other comprehensive income consisted of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at December 31, 2012, the Partnership estimated, based on the current foreign exchange rates, that it would reclassify approximately ($0.1) million of net losses on foreign currency forward contracts from accumulated other comprehensive income to earnings during the next 12 months.

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of income (loss). The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2012, 2011, and 2010 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(58,596)	(58,475)	(49,224)
Foreign currency forward contracts	2,969	4,704	(1,029)

	(55,627)	(53,771)	(50,253)

Unrealized gains (losses) relating to:
Interest rate swaps	26,100	(100,306)	(10,408)
Foreign currency forward contracts	3,178	(5,667)	4,995

	29,278	(105,973)	(5,413)

Total realized and unrealized (losses) gains on derivative instruments	(26,349)	(159,744)	(55,666)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized gains	2,992	2,881	198
Unrealized gains (losses)	10,700	(1,581)	4,031

Total realized and unrealized gains on cross currency swaps	13,692	1,300	4,229

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.